INCOME TAX MATTERS	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Matters
INCOME TAX MATTERS

12.	INCOME TAX MATTERS

Each of the entities included in Codere Online file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated statement of operations and carve-out income statements date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

On December 15, 2022, the European Council Commission approved Directive 2022/2523 establishing a minimum level of taxation for large national and multinational corporate groups. The objective of this regulation, which will be first time applied in 2024, is that large corporate groups pay taxes in all jurisdictions in which they operate at a minimum rate of 15%. Although, as of December 31, 2023, the Directive was pending transposition in Spain, at the date of formulation it has already been transposed into the Spanish legal system by Law 7/2024, being its implementation subject to the issuance of further regulation. Likewise, at the formulation date of these Consolidated Annual Accounts, Luxembourg have already implemented the Pillar 2 regulations, however, it is still uncertain whether this regulation will be implemented locally in other countries where the Codere Group is located, such as Mexico, Argentina or Panama.

Since the Codere Group falls within the scope of this new tax, the impact it will have has been assessed based on the latest information available in the Country-by-Country Report, as well as the financial information for the year 2023 and, according to the aforementioned information, the effect is expected to be very limited, given that almost all of the jurisdictions in which the Group operates have tax rates above the minimum of 15%. Nonetheless, the Codere Group will continue to assess this issue in its future financial statements.

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations for the fiscal years ended December 31, 2023, 2022 and 2021 is as follows:

	2023	2022	2021
Net loss before tax	(8,928)	(43,415)	(67,047)
At Codere Online statutory income tax rate	1,518	7,381	11,398
Tax effect of unrecognized tax losses and permanent differences	4,119	(19,486)	(17,705)
Recognition of previously unrecognised tax losses	854	-	-
Utilisation of previously unrecognised tax losses	-	-	(1,000)
Effect of different rates in different jurisdictions	22	9,137	6,341
Income tax benefit/(expense)	6,513	(2,968)	(966)
Effective tax rate	73%	7%	1%
Of which -
Current tax expense	(1,604)	(3,029)	(966)
Deferred tax benefit/(expense)	8,117	61	-
Total income tax benefit/(expense)	6,513	(2,968)	(966)

Deferred taxes

	12/31/2021	Recognized in profit or loss	12/31/2022	Recognized in profit or loss	12/31/2023
Deferred tax assets	-	771	771	7,407	8,178
Limitation on deductibility of Spanish CIT	-	-	-	5,986	5,986
Tax losses carried forward	-	-	-	854	854
Share-based payments	-	771	771	567	1,338

Deferred tax liabilities	-	(710)	(710)	710	-
Exchange differences	-	(710)	(710)	710	-

The 2022 deferred tax liability generated due to the fluctuation of the exchange rates between the euro and the other currencies.

As shown in the table below, the Group has generated net losses which can offset against future profits; however, as of December 31, 2023, the Group did not recognize any deferred tax benefit for losses that we do not expect to utilize within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Total as of 12/31/2023
SEJO	24,172
Codere Online S.A.U. (Spain)	1,923
LIFO AenP (Mexico)	31,409
Codere Online Colombia	7,923
Codere Online US Corp	6,752
Codere Online Luxembourg	243,063

12.	INCOME TAX MATTERS

Each of the entities included in the Group file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

As of December 31, 2022, it was approved by the tax authority the creation of the for tax consolidation group in Spain, that will be effective starting 2023

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations for the fiscal years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Accounting net loss before tax	(43,415)	(67,047)	(14,769)
At Codere Online statutory income tax rate	7,381	11,398	3,692
Tax effect unrecognized tax losses and permanent differences	(19,486)	(17,705)	(5,395)
Utilisation of previously unrecognised tax losses	-	(1,000)	-
Effect of different rates in different jurisdictions	9,137	6,341	3,095
Adjustment of prior year taxes	-	-	118
Income tax benefit/(expense)	(2,968)	(966)	(1,510)
Effective tax rate	7%	1%	10.22%
Of which -
Current tax expense	(3,029)	(966)	(1,510)
Deferred tax benefit/(expense)	61	-	-
Total income tax benefit/(expense)	(2,968)	(966)	(1,510)

Deferred taxes

	12/31/2022	12/31/2021
Deferred tax asset	771	-
Deferred tax liability	710	-

The deferred tax asset generated as of December 31, 2022 due to the recognition of the long-term incentive plan impact as described in Note 17, and the deferred tax liability mainly due to the fluctuation of the exchange rates between the euro and the other currencies.

As shown in the table below, the Group has generated net losses which can offset against future profits; however, as of December 31, 2021 and 2022, the Group did not recognize these considering it is not expected that these will be utilized within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2020	2021	2022	Total as of 12/31/2022
SEJO	-	-	9,355	4,224	13,579
Codere Online S.A.U. (Spain)	2,639	-	-	-	2,639
Codere Online Management Services LTD (Malta)	5,971	9,592	9,051	12,356	36,970
LIFO AenP (Mexico)	-	-	343	25,006	25,349
Codere Online Luxembourg, S.A.	-	-	-	-	-

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	1,854	785	-	-	2,639
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	-	-

It is important to mention that the Group belonged to a tax consolidation group in Spain in the first three quarters of the year 2021. In the last quarter of 2021, the Group ceased to belong to the tax consolidation group and made all the tax payments.